Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.74%
Alabama–3.07%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,217,291
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,250,864
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	15,061,929
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,907,279
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,259,433
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	504,000
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,245	5,769,122
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,435,721
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	6,460	7,129,955
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	30,241,574
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(a)	5.00%	05/01/2032	5,000	5,355,061
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,228,596
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,882,712
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	5,114,258
				108,357,795
Alaska–0.27%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(f)	5.50%	10/01/2042	9,000	9,465,180
Arizona–2.07%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,528,660
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,565	5,666,629
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,195,901
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,496,178
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,068,683
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,397,821
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,091,551
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,529,427
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,930,211
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,999,866
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,280	13,708,017
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,449,726
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2064	3,860	3,840,127
				72,902,797
Arkansas–0.60%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(e)	4.75%	09/01/2049	5,000	5,022,245
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,227,528
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,315,119
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,531,485
				21,096,377
California–9.49%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,601,593
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	$40	$32,832
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,158,802
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,761,235
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,228,265
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	10,000	10,857,901
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,312,578
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,424,403
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	1,966,176
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	2,172,001
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	10,000	11,446,509
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,098,765
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	8,920	9,021,976
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,461	3,616,152
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(e)	8.00%	08/15/2025	7,165	7,383,302
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	10,176,403
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,162,506
Series 2012, RB(b)(e)	5.00%	11/21/2045	6,705	6,705,864
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,397,889
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	3,005,990
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,562,100
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	6,215,183
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(h)	0.00%	06/01/2055	45,000	2,578,028
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2029	1,585	1,388,492
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(h)	0.00%	08/01/2025	3,270	2,230,883
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	1,000	546,948
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,974,534
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,189,261
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	9,301,611
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(i)	5.00%	08/01/2026	2,000	2,078,791
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2034	1,500	1,082,864
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,586
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,542,877
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	12,177,106
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,738,019
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,680,164
Los Angeles (City of), CA Department of Water & Power; Subseries 2001 B-8, Ref. VRD RB(j)	2.00%	07/01/2034	2,000	2,000,000
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,658,724
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(h)(i)	0.00%	08/01/2035	3,260	2,294,531
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(j)	2.15%	07/01/2047	4,350	4,350,000
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,918,926
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	11,730,472
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2037	$1,170	$737,229
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2038	4,770	2,867,574
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	5,010	2,872,689
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2040	5,260	2,879,627
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2041	5,520	2,876,331
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,046,945
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2024 M, RB	5.00%	11/15/2049	5,800	6,502,516
Series 2024 M, RB	5.00%	11/15/2054	2,900	3,230,220
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	10,088,734
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(i)	5.00%	07/01/2051	3,035	3,287,321
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,739,819
San Diego Unified School District (Election of 2018); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	10,095,219
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,865,231
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,482,772
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,007,556
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,366,583
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,696,210
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,984,651
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,285	4,372,826
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,190,792
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,029,579
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2027	7,865	7,245,035
				334,541,701
Colorado–2.14%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	947,095
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,567,598
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,504,393
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	14,032,954
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,220,710
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(i)	4.25%	12/01/2049	2,250	2,255,315
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,227,583
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,963,304
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,385,833
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,542,407
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,616,123
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,123,834
				75,387,149
Connecticut–0.47%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	2,000	2,162,989
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,796,557
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,711,265
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,984,443
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,441
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,000,540
				16,656,235
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.43%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	$6,665	$6,690,196
Series 2022 A, RB	5.00%	07/01/2047	11,675	12,711,992
Series 2023 A, RB	5.25%	05/01/2048	7,255	8,074,470
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,241,276
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,177,967
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	6,410,805
Series 2006 C, RB(h)	0.00%	06/15/2055	34,000	3,696,878
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	10,013,560
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGM)(h)(i)	0.00%	10/01/2037	17,565	9,922,000
Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,408,382
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	24,840,203
Series 2024 A, Ref. RB(b)	5.50%	10/01/2054	5,000	5,502,309
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	5,013,971
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	17,500	19,270,865
				120,974,874
Florida–9.56%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	19,256,766
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	5,331,462
Series 2022 A, RB	4.00%	10/01/2047	5,005	5,011,068
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	15,046,392
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,840,764
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,949,700
Collier (County of), FL Industrial Development Authority; Series 2024, Ref. VRD RB (LOC - Northern Trust Co.)(b)(j)(l)	2.25%	12/31/2055	7,000	7,000,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $745,694)(c)(d)(e)	7.25%	05/15/2026	746	9,619
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,821,324)(c)(d)(e)	7.75%	05/15/2035	1,864	24,049
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	12,605	12,948,374
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,108,987
Florida Development Finance Corp.; Series 2022, RB(a)(b)(e)	8.25%	02/14/2025	5,000	5,152,336
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	6,000	6,403,498
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.00%	07/01/2044	10,000	10,480,727
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2047	6,000	6,363,895
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2053	9,125	9,597,103
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	11,380,892
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,957,843
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	4,400	4,179,673
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,164,564
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,917,056
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,728,645)(c)(d)	6.00%	04/01/2038	4,820	337,404
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2024, RB(b)	5.50%	10/01/2054	10,000	11,105,775
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	5,000	5,624,373
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,570	3,722,028
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,072,044
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,038,934
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,513,624
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	2,000	2,163,441
Series 2024, RB(b)	5.25%	10/01/2054	11,470	12,316,488
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	$5,000	$5,026,990
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,010,429
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,045,460
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,122,593
Series 2019 B, RB	4.00%	10/01/2049	15,000	14,901,544
Series 2021, RB	4.00%	10/01/2051	5,000	4,936,681
Series 2024 A, RB	5.25%	10/01/2054	9,530	10,567,108
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	28,000	26,810,731
Subseries 2021 A-2, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	11,290	11,301,659
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(i)	5.00%	07/01/2035	3,350	3,361,842
Miami-Dade (County of), FL Industrial Development Authority; Series 2024, VRD RB(b)(j)	3.00%	05/01/2054	14,500	14,500,000
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,949,581
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,157,542
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,492,920
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	515,347
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	489,233
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	476,156
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	774,465
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	838,652
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	603,580
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(g)	6.00%	10/01/2029	3,000	3,384,221
Tender Option Bond Trust Receipts/Certificates;
Series 2021, VRD RB(e)(j)	2.98%	09/01/2047	6,800	6,800,000
Series 2024, RB(f)	5.50%	11/15/2054	15,000	17,030,130
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	995	1,033,893
				337,149,638
Georgia–2.39%
Atlanta (City of), GA Department of Aviation;
Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,792,630
Series 2024 B, RB(b)	5.25%	07/01/2054	6,000	6,502,416
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,173,086
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,787,737
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,773,747
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,723,412
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,569,645
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,116,236
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,338,143
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,433,006
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,389,139
Series 2024 A, RB(a)	5.00%	09/01/2031	7,565	8,182,711
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	5,306,449
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	7,058,694
				84,147,051
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,081,544
Hawaii–0.27%
Hawaii (State of); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,044,618
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	4,477,107
				9,521,725
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–6.96%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$3,300	$3,301,966
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,500,552
Series 2008 C, Ref. RB(a)(g)	5.00%	01/06/2025	5,000	5,008,341
Series 2014, RB(a)(g)	5.00%	12/23/2024	1,905	1,906,900
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,441,927
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,000,736
Series 2017 A, RB (INS - AGM)(i)	5.25%	01/01/2042	2,000	2,063,921
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,814,686
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,861,868
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,903	1,904,241
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,140	1,140,728
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	247	180,693
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,530,375
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,774,058
Series 2022 A, RB(b)(f)(n)	5.25%	01/01/2053	15,000	15,789,096
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,212,598
Series 2024 A, RB(b)	5.50%	01/01/2053	8,100	8,869,841
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,057,334
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	3,002,146
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	7,079,890
Series 2023, RB	5.75%	04/01/2048	5,000	5,486,533
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	5,945,191
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 C, GO Bonds	5.00%	12/01/2028	4,000	4,007,859
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,199,219
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	473	453,885
Illinois (State of);
Series 2014, GO Bonds(a)(g)	5.00%	01/14/2025	4,710	4,718,880
Series 2014, GO Bonds(a)(g)	5.25%	01/14/2025	2,650	2,655,599
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,231,488
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,196,800
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,928,969
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,931,496
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,817,469
Series 2024 B, GO Bonds	5.25%	05/01/2045	4,000	4,397,446
Series 2024 C, GO Bonds	4.00%	10/01/2048	8,750	8,258,904
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,478,823
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,726
Illinois (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,246,089
Illinois (State of) Finance Authority (Green Bonds); Series 2023, RB(a)(b)(e)	7.25%	09/03/2030	5,000	5,611,929
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,589,057)(d)	5.00%	11/01/2035	3,430	2,370,987
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,337,670)(d)	5.00%	11/01/2040	2,245	1,429,563
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, Ref. VRD RB(j)	0.25%	08/15/2057	7,000	7,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	778	425,051
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,058,385
Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,376,430
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,470,807
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,035,534
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,783,135
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	10,000	10,086,208
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,305,361
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	$2,630	$2,643,720
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	2,395	2,407,494
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(m)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB(g)	5.00%	06/01/2026	8,000	8,239,084
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,277,305
				245,354,266
Indiana–0.31%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,603,213
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,739,633
Series 2016, RB	5.00%	07/01/2041	1,500	1,524,788
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(e)	4.88%	01/01/2044	3,000	3,096,547
				10,964,181
Iowa–0.52%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,971
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(g)	5.00%	12/01/2032	10,215	11,810,535
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,017,663
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	310	310,000
				18,143,169
Kansas–0.12%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,518,918
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,546,261
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,180,471
				4,245,650
Kentucky–1.92%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	456,154
Series 2019, Ref. RB	4.00%	02/01/2036	380	370,471
Series 2019, Ref. RB	4.00%	02/01/2037	375	364,658
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,037,936
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,043,823
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,127,166
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2045	15,300	15,845,794
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,707,871
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,744,322
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,183,717
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,043,911
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,046,634
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,799,373
				67,771,830
Louisiana–1.73%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2038	6,000	6,122,996
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2054	9,000	9,784,650
Series 2024, RB(b)	5.50%	09/01/2059	5,000	5,415,287
Series 2024, RB(b)	5.75%	09/01/2064	7,500	8,251,250
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	1,010	1,047,659
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	$12,400	$12,489,220
New Orleans (City of), LA;
Series 2015, RB(a)(g)	5.00%	12/01/2025	3,000	3,061,867
Series 2015, RB(a)(g)	5.00%	12/01/2025	5,500	5,613,423
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2048	5,000	5,159,324
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,923,676
				60,869,352
Maryland–1.49%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,142,926
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,668,272
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,276,343
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	4,309,174
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,535,951
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,075,536
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,158,213
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	11,500	12,033,263
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,009,854
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,846,076
Rib Floater Trust; Series 2022-024, VRD RB (LOC - Barclays Bank PLC)(e)(j)(l)	3.21%	11/15/2049	5,000	5,000,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,502,663
				52,558,271
Massachusetts–1.75%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	10,473,787
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2024 B, RB	5.25%	07/01/2054	10,000	11,155,094
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,057,023
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,242,539
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,121,528
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,049,033
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,033,809
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,001,339
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,048,511
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,388,598
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	10,023,127
				61,594,388
Michigan–1.00%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,239,236
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,286,040
Series 2020, RB	5.00%	05/15/2055	2,520	2,324,276
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	7,010,664
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,082,200
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,612,223
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB(a)(g)	4.50%	01/17/2025	4,000	4,006,133
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	$7,500	$7,577,265
				35,138,037
Minnesota–0.73%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(b)	5.25%	01/01/2049	15,000	16,231,617
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	6,115	5,738,526
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	1,670	1,796,167
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,032,318
				25,798,628
Mississippi–0.12%
West Rankin Utility Authority; Series 2018, RB(a)(g)	5.00%	01/01/2028	4,050	4,335,961
Missouri–1.85%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(i)	5.00%	03/01/2049	11,975	12,280,206
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,484,640
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	1,090,322
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,488,744
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,586,980
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,600,549
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,019,484
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,161,118
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,236,957
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,937,136
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,750,059
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,528,543
				65,164,738
Nebraska–0.68%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,924,624
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,932,549
Series 2021 A, RB (INS - AGM)(i)	4.00%	02/01/2051	5,000	4,972,361
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,120,624
				23,950,158
Nevada–0.24%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,902,583
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2049	5,200	5,582,363
				8,484,946
New Hampshire–0.79%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,628	4,699,777
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	1,051,570
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	639,445
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,525	6,404,336
New Hampshire (State of) Business Finance Authority (Social Ctfs.); Series 2024-1A, RB(a)	4.15%	10/01/2034	2,000	2,004,660
New Hampshire (State of) Business Finance Authority (Socila Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,990	4,872,782
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	$10,235	$5,466,704
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	2,500	2,564,657
				27,703,931
New Jersey–4.23%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	4,935	5,268,501
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(g)	5.00%	12/01/2024	455	455,000
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	10,091,198
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	10,000	10,921,743
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,783,085
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	565	565,388
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,381,233
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,217
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	5,110	5,806,710
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,161,573
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,568,589
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(h)(i)	0.00%	12/15/2026	10,000	9,385,120
Series 2006 C, RB (INS - NATL)(h)(i)	0.00%	12/15/2031	7,410	5,835,998
Series 2014, RN	5.00%	06/15/2032	3,000	3,218,075
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,283,582
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,221,464
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,821,744
Series 2020 AA, RB	4.00%	06/15/2050	11,760	11,613,001
Series 2022, RB(a)(g)	5.50%	12/15/2032	5,000	5,963,053
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,096,754
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,785,597
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,357,464
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,205,512
				149,291,601
New York–11.86%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,355,923
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,399,590
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	5,013,492
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,353,451
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2045	10,000	9,970,751
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,161,786
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,774,118
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,943,471
Series 2024 A, Ref. RB	5.50%	11/15/2047	4,520	5,078,261
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,481,738
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,865,811
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,256,580
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,700,891
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	$2,695	$2,815,838
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,688,283
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,388,886
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,986,431
New York (City of), NY Municipal Water Finance Authority; Subseries 2024 AA-1, RB	5.25%	06/15/2053	5,000	5,566,951
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	10,022,901
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,946,014
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,574,540
Series 2024, RB	5.25%	05/01/2051	10,470	11,722,706
Series 2024, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(j)(l)	2.85%	05/01/2053	1,500	1,500,000
New York (State of) Dormitory Authority;
Series 2021, RB	4.00%	03/15/2040	10,855	11,057,520
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,606,591
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	9,250	10,235,456
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	538,774
Series 2024, RB (INS - AGC)(i)	5.50%	10/01/2054	1,000	1,121,751
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,866,363
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,309,081
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,159,851
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,911,008
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	10,010,551
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	10,042,762
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	9,015	9,030,105
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,183,035
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,269,161
Series 2020, RB(b)	4.38%	10/01/2045	4,165	4,059,885
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	20,000	21,833,692
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,596,298
Series 2024, RB(b)	5.25%	06/30/2049	6,000	6,367,606
Series 2024, RB(b)	5.50%	06/30/2054	10,000	10,741,643
Series 2024, RB (INS - AGM)(b)(i)	5.25%	06/30/2060	9,000	9,567,882
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,816,105
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,253,159
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,143,302
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,368,421
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,887,188
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,393,619
Series 2024, Ref. RB (INS - AGC)(b)(i)(k)	5.00%	12/31/2054	1,500	1,006,680
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2054	10,000	10,845,172
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	280	283,638
Series 2005 A, RB(e)(h)	0.00%	08/15/2045	53,375	16,098,498
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	6.00%	12/01/2053	5,170	5,427,187
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,416,486
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,457,684
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	18,713,791
				418,188,358
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.26%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	$1,855	$1,856,008
Series 2020, RB	5.00%	10/01/2040	1,050	1,074,975
Series 2020, RB	5.00%	10/01/2045	1,000	1,010,001
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(i)	5.00%	01/01/2038	5,000	5,293,792
				9,234,776
North Dakota–0.31%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,512,140
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	3,000	3,379,192
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	6,086,867
				10,978,199
Ohio–3.66%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,068,712
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,123,380
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,677,796
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,240	21,312,370
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	2,076,242
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,252,481
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,167,134
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,452,118
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(h)(i)	0.00%	11/15/2025	2,895	2,803,541
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,047,586
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,161,272
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,168,576
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	11,578,295
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	6,508,789
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,670,629
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,529,053
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,484,119
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,740,157
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,014,420
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2049	1,215	1,310,882
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,822
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,585,361
Tender Option Bond Trust Receipts/Certificates; Series 2024, RB(f)	5.25%	06/01/2054	8,725	9,556,205
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,001,710
				129,137,650
Oklahoma–0.89%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,752,602
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,183,985
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,720,654
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,513,388
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,027,795
				31,198,424
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.47%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	$1,090	$1,063,509
Series 2018 A, RB	5.00%	05/15/2052	500	479,812
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,012,390
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,254,705
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,416,904
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,920,425
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	1,983,998
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,483,628
				16,615,371
Pennsylvania–4.36%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,490,668
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(j)	0.90%	12/01/2037	1,000	1,000,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	5,305,477
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,312,312
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,512,758
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2015 B, VRD RB(j)	3.66%	09/01/2045	4,000	4,000,000
Series 2024 B-2, Ref. RB	5.50%	11/01/2054	4,385	4,873,842
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	4,000	4,383,910
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,929,517
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,322,875
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,612,527
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,190,561
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,153,075
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,471,220
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,757,928
Series 2024 C, RB	5.25%	12/01/2054	8,750	9,750,977
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,613,261
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB (INS - AGC)(i)	5.25%	08/01/2054	10,000	11,143,614
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,347,134
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,745,498
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,558,918
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,004,187
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2026	2,360	2,424,239
				153,904,498
Puerto Rico–1.20%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,705	4,729,997
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,994
Series 2008 A, RB(h)	0.00%	05/15/2057	47,430	3,176,268
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	15,992,158
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	2,700	2,678,079
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	$1,400	$1,404,572
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,588,437
Series 2018 A-1, RB(h)	0.00%	07/01/2046	21,000	7,114,485
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,520,313
				42,469,303
South Carolina–1.74%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,924,692
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,635	1,625,824
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,710,253
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,459,495
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,817,855
Series 2024, RB	5.50%	11/01/2054	10,000	11,191,788
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,574,117
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,090	6,794,197
Series 2024 B, Ref. RB (INS - AGM)(i)	5.00%	12/01/2054	8,750	9,405,545
				61,503,766
Tennessee–1.20%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	3,500	3,831,959
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,291,067
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(i)	5.25%	07/01/2049	1,250	1,349,796
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,194,219
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,219,683
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	999,958
Series 2014, RB	5.25%	12/01/2044	1,165	1,127,194
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,378,063
				42,391,939
Texas–11.35%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2045	15,000	15,407,495
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,900
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,778,254
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	17,773,594
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,020,731
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,076,140
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,772,929
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	5,019,864
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,885,038
Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,506,592
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	7,110	7,079,314
Grand Parkway Transportation Corp.;
Series 2020, Ref. RB	4.00%	10/01/2049	15,300	15,054,268
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	10,205	10,122,202
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(i)	5.25%	08/15/2031	6,665	7,679,827
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(j)(l)	2.91%	02/15/2042	$5,100	$5,100,000
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	7,010,566
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	8,720	9,677,861
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,938,844
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,302,631
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,514,601
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,535,205
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,965,947
Series 2024 B, RB(b)	5.50%	07/15/2039	2,000	2,160,532
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2026	8,750	8,255,304
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2027	3,600	3,284,060
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,606,205
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,964,235
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,924,777
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,395	1,395,439
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,807,647
Series 2023, Ref. RB (INS - AGM)(i)	5.25%	05/15/2053	10,000	10,988,018
Magnolia Independent School District;
Series 2023, GO Bonds(a)(g)	4.00%	08/15/2032	330	356,283
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,794,320
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,479,196
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	722	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	10,000	10,031,616
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	12,194
Series 2021, RB	2.00%	11/15/2061	366	135,264
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,001,047
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	600	591,889
Series 2016 A, RB	5.38%	11/15/2036	865	801,215
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,087,795
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,818,367
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,176,507
Series 2020, RB	5.25%	10/01/2055	5,000	4,667,785
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,827,978
Series 2016, RB	5.00%	01/01/2036	3,400	3,450,969
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2028	12,800	11,593,612
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2029	2,165	1,895,453
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2031	4,710	3,837,826
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,910,862
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,885,104
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	396,323
Series 2016, RB	5.75%	09/15/2036	145	145,481
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	5,250	5,833,585
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,613,109
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	$1,250	$1,250,913
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	1,000	1,000,540
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	5,004,943
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(d)	5.75%	02/15/2025	1,485	816,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,239,417
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	492,237
Series 2020, Ref. RB	6.75%	11/15/2051	500	480,747
Series 2020, Ref. RB	6.88%	11/15/2055	500	482,929
Texas (State of); Series 2014 D, VRD GO Bonds(j)	2.10%	06/01/2045	24,100	24,100,000
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,491,132
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,124,911
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(h)(i)	0.00%	08/15/2027	970	889,436
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	27,653
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,380	17,869,849
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,413,069
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	2,006,995
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,446,992
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	10,940	11,195,846
				400,426,254
Utah–0.44%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	5,162,385
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,463,887
				15,626,272
Virginia–0.76%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	862,831
Series 2016 A-2, RB(k)	7.13%	03/01/2059	2,293	1,719,815
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,949,035
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	5,198,498
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2047	14,315	15,049,024
				26,779,203
Washington–2.13%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(j)	0.50%	01/01/2046	900	900,000
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,468,772
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	5,000	5,430,992
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,987,254
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,461,620
Series 2018, RB(f)(n)	5.00%	07/01/2058	16,500	16,901,011
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	6,896,313
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(g)	6.50%	07/01/2025	800	812,808
Series 2015 A, RB(a)(e)(g)	6.75%	07/01/2025	820	834,293
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	$1,875	$1,881,898
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.22%	03/20/2040	5,111	5,008,021
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,545,065
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,125,418
				75,253,465
West Virginia–0.55%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,555,079
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,535,330
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2018 E, Ref. VRD RB(j)	3.47%	06/01/2033	8,550	8,550,000
				19,504,909
Wisconsin–2.30%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	11,870	2,973,894
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,523,774
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,587,925
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	10,180,600
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,363,299
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health, Inc. Obligated Group); Series 2021, VRD Ref. RB(j)	0.80%	04/01/2035	5,000	5,000,000
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	4,962,465
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	3,000	2,692,500
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,426,474
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,625,445
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,798,573
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,579,724
Series 2016, RB	5.00%	03/01/2041	6,000	6,082,082
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,177,993
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,128,206
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,969,156
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,955	2,018,063
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	1,375	759,294
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	996,609
				81,208,576
Total Municipal Obligations (Cost $3,506,650,443)				3,588,072,136
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Shares	Value
Exchange-Traded Funds–0.02%
Invesco Municipal Strategic Income ETF (Cost $872,610)(o)	17,000	$875,840
TOTAL INVESTMENTS IN SECURITIES(p)–101.76% (Cost $3,507,523,053)		3,588,947,976
FLOATING RATE NOTE OBLIGATIONS–(2.11)%
Notes with interest and fee rates ranging from 3.41% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 10/01/2042 to 07/01/2058(q)		(74,575,000)
OTHER ASSETS LESS LIABILITIES–0.35%		12,482,657
NET ASSETS–100.00%		$3,526,855,633
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $9,860,419, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $9,617,372, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $259,081,907, which represented 7.35% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $22,250,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$3,230	$-	$875,840	$8,749

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.51%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $110,109,380 are held by TOB Trusts and serve as collateral for the $74,575,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,587,726,441	$345,695	$3,588,072,136
Exchange-Traded Funds	875,840	—	—	875,840
Total Investments in Securities	875,840	3,587,726,441	345,695	3,588,947,976
Other Investments - Assets
Investments Matured	—	210,353	—	210,353
Total Investments	$875,840	$3,587,936,794	$345,695	$3,589,158,329
Invesco Municipal Income Fund